TRADE AND OTHER PAYABLES	6 Months Ended
Jun. 30, 2025
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES
13.	TRADE AND OTHER PAYABLES

	As of six months ended June 30, 2025 (Unaudited)	As of December 31, 2024
	$	$
Trade payables:
Amount due to third parties	2,490,929	1,260,351

Other payables:
Accrued payroll and pension	2,137,202	1,055,415
Loan from a third party (interest-bearing) *	832,180	477,836
GST payables	1,523,343	983,659
Provision for taxation	277,492	246,219
Others	363,284	199,633
Total trade and other payables	7,624,430	4,223,113

*	These amounts are non-interest bearing except a third-party loan mentioned below. Trade payables are normally settled on 90 days’ terms.